Income Tax Provision - Schedule of Effective Income Tax Reconciliation (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Effective income tax rate	17.60%
DiscoverOrg Holdings
Income Tax Contingency [Line Items]
U.S. federal statutory income tax rate		21.00%	21.00%
State and local income taxes, net of federal benefit		1.60%	5.80%
Nontaxable partnerships		(14.80%)	(17.40%)
Other		0.50%	(0.30%)
Valuation allowance		(0.60%)	0.00%
Effective income tax rate		7.70%	9.10%